Fair Value (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Fair Value (Tables) [Line Items]
Schedule of Group’s Investments Measured on a Recurring Basis

Please see below detail for the Group’s investments measured on a recurring basis at fair value:

	January 1, 2024	Additions	(Disposals)	Investment Gain/(Loss)	Transfers between levels	December 31, 2024
Level 1 Investments	$1	$—	$—	$—	$—	$1
Level 2 Investments	—	—	—	—	—	—
Level 3 Investments	6,297	843	(6,232)	670	—	1,578
Total investments held at fair value	6,298	843	(6,232)	670	—	1,579
Associates	74	—	—	(74)	—	—
Total investments valued using the equity method	74	—	—	(74)	—	—
Total investments	$6,372	$843	$(6,232)	$596	$—	$1,579

	January 1, 2025	Additions	(Disposals)	Investment Gain/(Loss)	Transfers between levels	December 31, 2025
Level 1 Investments	$1	$—	$—	$2	$—	$3
Level 2 Investments	—	—	—	—	—	—
Level 3 Investments	1,578	165	(78)	(686)	—	979
Total investments held at fair value	1,579	165	(78)	(684)	—	982
Associates	—	—	—	—	—	—
Total investments valued using the equity method	—	—	—	—	—	—
Total investments	$1,579	$165	$(78)	$(684)	$—	$982

Schedule of Additional Items Measured on a Recurring Basis at Fair Value

Please see below for additional items measured on a recurring basis at fair value.

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Digital assets - held for operations	$3,974,713	$—	$—	$3,974,713
Digital assets - held as treasury	33,354	—	—	33,354
Digital asset ETPs	—	1,145,428	—	1,145,428
Digital asset receivables, net	—	108,517	—	108,517
Prepaid and other current assets – cash settled digital asset futures (i)	395	—	—	395
Total	$4,008,462	$1,253,945	$—	$5,262,407

Liabilities
XBT Certificate Liabilities	$2,465,007	$—	$—	2,465,007
XBT CS Physical Certificate Liabilities	1,279	—	—	1,279
CS Physical Certificate Liabilities	2,041,154	—	—	2,041,154
Digital asset payables	168,374	—	—	168,374
Total	$4,675,814	$—	$—	$4,675,814

(i)	Represents the value of cash settled digital asset futures.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Digital assets - held for operations	$4,466,678	$—	$—	$4,466,678
Digital assets - held as treasury	11,177	4,072	—	15,249
Digital asset ETPs	—	1,190,998	—	1,190,998
Digital asset receivables, net	—	205,892	—	205,892
Total	$4,477,855	$1,400,962	$—	$5,878,817

Liabilities
XBT Certificate Liabilities	$3,695,537	$—	$—	3,695,537
CS Physical Certificate Liabilities	1,453,943	—	—	1,453,943
Digital asset payables	241,705	—	—	241,705
Trade and other payables – cash settled digital asset futures	361			361
Total	$5,391,546	$—	$—	$5,391,546